Other disclosures - Spain Real Estate Business Concentration Information (Details) - Construction and property development - Spain - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Distribution of portfolio
Financial assets	€ 2,701	€ 2,801
Gross carrying amount
Distribution of portfolio
Financial assets	2,772	2,871
Gross carrying amount | Without collateral
Distribution of portfolio
Financial assets	183	164
Gross carrying amount | With property collateral
Distribution of portfolio
Financial assets	2,589	2,707
Gross carrying amount | Buildings | With property collateral
Distribution of portfolio
Financial assets	1,445	1,454
Gross carrying amount | Buildings | Residential Property Collateral
Distribution of portfolio
Financial assets	866	844
Gross carrying amount | Buildings | Non-residential Property Collateral
Distribution of portfolio
Financial assets	579	610
Gross carrying amount | Construction in progress | With property collateral
Distribution of portfolio
Financial assets	1,082	1,185
Gross carrying amount | Construction in progress | Residential Property Collateral
Distribution of portfolio
Financial assets	1,038	1,124
Gross carrying amount | Construction in progress | Non-residential Property Collateral
Distribution of portfolio
Financial assets	44	61
Gross carrying amount | Land | With property collateral
Distribution of portfolio
Financial assets	62	68
Gross carrying amount | Land | Developed Land Collateral
Distribution of portfolio
Financial assets	41	44
Gross carrying amount | Land | Undeveloped Land Collateral
Distribution of portfolio
Financial assets	€ 21	€ 24